EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

2.              EARNINGS PER SHARE

Basic earnings per share is computed using the weighted average number of common shares outstanding. The dilutive effect of potential securities is included in diluted earnings per share. The computations of basic and diluted earnings per share are presented in the following table.

	Years Ended September 30,
	2011	2010	2009

Net income	$8,064,777	$3,292,787	$5,076,962

Less:
Preferred dividends declared	(1,626,900)	(1,626,900)	(944,506)
Accretion of discount on preferred stock	(439,116)	(433,000)	(320,787)
Income available for common shares	$5,998,761	$1,232,887	$3,811,669

Weighted average common shares outstanding - basic	10,543,316	10,380,822	10,178,681
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	301,544	154,789	95,490
Equivalent shares - employee stock options and awards	41,259	33,818	56,122
Equivalent shares - common stock warrant	101,486	57,490	71,872
Weighted average common shares outstanding - diluted	10,987,605	10,626,919	10,402,165

Earnings per share:
Basic	$0.57	$0.12	$0.37
Diluted	0.55	0.12	0.37

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during a period.  Proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period. Similarly, outstanding warrants are dilutive when the average market price of the Company’s common stock exceeds the exercise price during a period.  Proceeds from the assumed exercise of dilutive warrants are assumed to be used to repurchase common shares at the average market price of such stock during the period.

Options to purchase common shares totaling 666,790, 691,080, and 697,866 were excluded from the respective computations of diluted earnings per share during the years ended September 30, 2011, 2010 and 2009 respectively, because the exercise price of the options, when combined with the effect of the unamortized compensation expense, were greater than the average market price of the common shares and were considered anti-dilutive.